Above market acquired charters (Tables)	6 Months Ended
Jun. 30, 2013
Above Market Acquired Charters (Abstract)
Above Market Acquired Charters (Table Text Block)
Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Aristotelis	M/V Attalos	Total
Carrying amount as at January 1, 2012	$45,543	$5,581	$—	$—	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	—	—	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	—	—	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$—	$—	$47,720
Acquisitions	—	—	—	—	19,707	19,768	39,475
Amortization	(2,656)	(1,230)	(429)	(396)	(471)	(397)	(5,579)
Carrying amount as at June 30, 2013	$37,515	$1,863	$1,798	$1,833	$19,236	$19,371	$81,616

Above Market Acquired Charter Future Amortization Expense (Table Text Block)
For the twelve month period ended June 30,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Aristotelis	M/V Atalos	Total
2014	$5,357	$1,863	$863	$796	$1,668	$1,670	$12,217
2015	5,357	—	863	796	1,668	1,670	10,354
2016	5,372	—	72	241	1,668	1,670	9,023
2017	5,357	—	—	—	1,668	1,670	8,695
2018	5,357	—	—	—	1,668	1,670	8,695
Thereafter	10,715	—	—	—	10,896	11,021	32,632
Total	$37,515	$1,863	$1,798	$1,833	$19,236	$19,371	$81,616